Equity Compensation and Other Benefit Plans - Restricted Stock (Details) - Restricted shares of common stock - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of stock vested	$ 0	$ 131	$ 3,200
RSUs With Service Condition
Outstanding at beginning of year (in shares)	0	0	0
Granted (in shares)	0	19,888	103,061
Vested (in shares)	0	(19,888)	(103,061)
Cancelled, forfeited or expired (in shares)	0	0	0
Outstanding at end of year (in shares)	0	0	0
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 0	$ 0	$ 0
Granted (in dollars per share)	0	6.60	31.32
Vested (in dollars per share)	0	6.60	31.32
Cancelled/forfeited (in dollars per share)	0	0	0
Outstanding at end of year (in dollars per share)	$ 0	$ 0	$ 0